Dividends (Details) $ in Billions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Dividends
Dividend payable	¥ 0		¥ 0
Cash dividend declared	11,165,339,000		8,013,894,000	¥ 6,723,859,000
With respect to fiscal year 2023
Dividends
Cash dividend declared			¥ 11,700,000,000
With respect to fiscal year 2024
Dividends
Cash dividend declared	¥ 11,800,000,000	$ 1.6